Supplemental Financial Information - Summary of Carrying Value of Investments in Equity-Accounted Investees (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Amount	$ 154	$ 141
ASMC [Member]
Schedule of Equity Method Investments [Line Items]
Shareholding %	27.00%	27.00%
Amount	$ 21	$ 21
ASEN [Member]
Schedule of Equity Method Investments [Line Items]
Shareholding %	40.00%	40.00%
Amount	$ 56	$ 46
WeEn [Member]
Schedule of Equity Method Investments [Line Items]
Shareholding %	49.00%	49.00%
Amount	$ 62	$ 59
Others [Member]
Schedule of Equity Method Investments [Line Items]
Amount	$ 15	$ 15